Annual Total Returns - Retailing Portfolio [BarChart] - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Retailing Portfolio - Retailing Portfolio-Default	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	24.83%
Annual Return 2013	43.93%
Annual Return 2014	12.02%
Annual Return 2015	18.41%
Annual Return 2016	4.43%
Annual Return 2017	25.82%
Annual Return 2018	4.62%
Annual Return 2019	26.32%
Annual Return 2020	44.33%
Annual Return 2021	18.16%